Material Events After Balance Sheet Date	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Material Events After Balance Sheet Date

Note 24 — Material Events After Balance Sheet Date:

a.      On May 10, 2022, the Company received a letter from a government body in the United Arab Emirates informing the Company of its intention to purchase two of the Company’s systems during the current year, and that USD 2 million dollars was allocated for the purchase. As stated in the letter, the parties will remain in contact until the procedures required by the governmental body in the United Arab Emirates to carry out the purchase are completed. It is noted that as of the publication date of the report, the order had not yet been placed.

b.      In February 2022, the Company granted Mr. Moshe Maor, an independent director of the Company, 66,340 options to purchase 66,340 ordinary shares of NIS 0.01 par value each of the Company, in accordance with the Company’s Israeli options plan. Each of the options will be exercisable to a Company share, subject to its vesting, during the exercise period in exchange for an exercise price, not linked, of NIS 7.07 per share for four years from the commencement date of the vesting period. The options will vest over three years. The valuation of the option price was based on the market value of the Company using the Black and Scholes model as of the grant date. The fair value of all the options granted, as of the grant date, is NIS 104,389.

c.      In June 2022, the Company granted an employee of the Company 30,000 options to purchase ordinary shares of NIS 0.01 par value shares of the Company, in accordance with the Company’s Israeli options plan. Each of the options will be exercisable to a Company share, subject to its vesting, during the exercise period in exchange for an exercise price, not linked, of NIS 0.28 per share for ten years from the grant date of the options, or termination of the contract between the Company and the employee, the earlier of which.

All the options vested in one tranche on June 16, 2022. The valuation of the option price was based on the market value of the Company using the Black and Scholes model as of the grant date. The fair value of all the options granted, as of the grant date, is NIS 64,889.

d.      On May 19, 2022, the Company entered into a loan agreement (the “Agreement”) with the OurCrowd Group, an related party in the Company (the “Lender”), according to which the Lender will provide the Company, upon signing the agreement, with a loan of USD 1.1 million dollars (the “Loan Principal”), at an annual interest of 6% (the “Interest”). The principal will be repaid in one lump sum on May 19, 2027 or within 30 business days from the date on which the Company will raise capital, either in one round or in several rounds, totaling together USD 2 million dollars or more (“Round”), whichever comes first (“Maturity Date”). The interest will be paid annually on December 31 of each calendar year for the past year or part of it, as the case may be, or on the Maturity Date as defined above, or on an early maturity date, as stated below. It is clarified that the loan and/or any other loan taken by the Company will not be counted for the purpose of calculating the cumulative total capital raised.

The Company may repay the loan (Principal and Interest) early, in whole or in part, at any time and for any reason, with advance notice in writing to the Lender 7 days prior to the early repayment, at its sole discretion, and without an early repayment fee. The repayment of the loan will not be secured by a lien, or any other collateral and the loan is not convertible to equity.

The Company undertook that starting from the date of signing the Agreement, and as long as the loan Principal and the accrued Interest have not been repaid in full, the Company will not take a loan and/or any other financing with a higher priority than the loan from any party other than the Lender, without the prior consent in writing of the Lender. It is clarified that the Company may take a loan and/or any other financing from any other party at any time and without the Lender’s approval, if the loan and/or other financing will be used, among other things, to repay the Loan in full.

If the Company does not make any payment to the Lender under the Agreement, the Company must pay the Lender immediately upon its first demand, for the amount in arrears, interest on arrears for the period in arrears at a rate of 5% per year plus VAT (in addition to the Interest, as defined above), without prejudice to the right of the Lender to other remedies.

As this is a loan on favorable terms from a shareholder of the Company, the beneficial component was classified as a capital contribution from related party. The discount rate was calculated using the WACC (weighted average cost of capital) model. The WACC is the weighted rate of return required by the holders of capital and debt. The WACC was valued at about 19.27%.

The rate of return on equity was calculated using the CAPM (capital asset pricing model) model. According to this model, the rate of return on equity is derived from risk-free interest plus a market risk premium multiplied by the Company’s systematic risk level in relation to the standard deviation of the market portfolio. The average duration was calculated for the owner’s loan at the measurement date, according to the projected duration of the loan (December 31, 2022), in accordance with the binding merger agreement with Ondas.

The total fair value of the loan at the measurement date was USD 1,022,258. The remaining amount of the loan, USD 77,742, was classified as a capital contribution from related party.

e.      On July 5, 2022, the Company entered into a Memorandum of Understanding with Ondas Holdings Inc. (“Ondas”), a Nevada corporation publicly traded on the Nasdaq and which develops and supplies private wireless networks, as well as providing automatic data solutions using drones, for the acquisition of the Company by Ondas through a reverse triangular merger wherein a wholly owned Israeli subsidiary of Ondas (“Talos”), to be incorporated for such purpose, would merge into and be absorbed by the Company and, as a result, Ondas would become the sole shareholder of the Company (the “Merger”).

On August 4, 2022, the Company entered into a Merger Agreement with Ondas and Talos for the purpose of defining the terms and conditions of the Merger. According to the Merger Agreement, each holder of an Ordinary Share of the Company, par value of NIS 0.01 each, immediately prior to the date of the Merger, would receive, in exchange for such share, 0.16806 shares of Ondas, par value of US$ 0.0001 each. This compensation was considered by the Company’s Audit Committee prior to approval.

As a result of the Merger: (i) the Company will continue to exist and will become an Israeli private subsidiary company wholly owned by Ondas; (ii) the shares of the Company will be delisted from the Tel Aviv Stock Exchange (“TASE”) and it will cease to be considered a “reporting company”; (iii) the securities of the Company will be exchanged for shares of Ondas; and (iv) Talos will merge into the Company and be dissolved without liquidation and shall be removed from the Israeli Registrar of Companies’ registry.

As of August 4, 2022, the compensation reflected a price per share of US$ 0.89 (approximately NIS 3.00), which was calculated based on the representative USD:ILS exchange rate and the known closing price of Ondas’ shares on the last day prior to August 4, 2022. It represented an approximately forty-eight percent (48%) premium on the average share price weighted with the trading cycles of the Company on the TASE in the thirty days prior to August 4, 2022 and an approximately seventy-one percent (71%) premium on the known closing price of the Company’s shares on the TASE on August 4, 2022.

Following the date of the Agreement, Ondas will grant the company up to $1.5 million credit amount for the financing of the ongoing activities of the Company (see note g below).

The closing of the Merger shall take place on a date to be set by the parties but no later than two business days following the completion or waiver of all the required terms of the Merger Agreement.

The Merger Agreement included obligations and restrictions on all parties for the period between August 4, 2022 and the closing of the Merger (or a terminate date), including, amongst others, the repayment of the US$ 1,100,000 loan owed to OurCrowd by the Company (the “OurCrowd Loan”) immediately following the closing of the Merger if the Company chooses not to pay off the OurCrowd Loan prior to the closing of the Merger.

The Merger Agreement included certain circumstances in which, if they occur, the Company will be required to pay Ondas a termination fee of US$ 800,000 (the “Termination Fee”), in addition to payment for expenses of up to US$ 1,000,000 (the “Termination Cap”), provided that the Company is not required to pay more than the Termination Cap in the aggregate, including the Termination Fee.

f.       On August 4, 2022, the Company received letters of waiver from three company officers, Meir Kliner, CEO and Director; Yishay Curelaru, CFO and COO; and Eitan Rotberg, VP of Product and Sales. In the letters, the officers waive the salary update for the Company’s officers following the initial public offering and any rights by virtue thereof as set forth in the waivers. It is clarified that due to a voluntary salary reduction from the month of October 2021, the actual salary update does not actually apply to the CFO and COO and to the VP of Product and Sales, and regarding the Company’s CEO, a partial update was affected.

g.      In September 20, 2022, the company entered into a Credit and Guaranty Agreement according to which Ondas shall provide the Company with credit of up to USD 1.5 million, which shall be utilized for the purpose of financing the Company’s ongoing activities, subject to customary conditions, including the delivery of documents and standard approvals to the Lender.

The conditions of the loan are as followed:

The Credit amount will be available to the company starting October 3, 2022.

Date of Repayment will be the earliest of: (a) February 1, 2023; or (b) Date of termination of the Merger Agreement due to a breach of its terms by the Company.

The Company has the right to early repayment, partial or in full (with no additional fee).

Interest rate of the loan will be a fixed interest at a rate of 6% on the principal drawn down.

An additional 2% of interest will be added in the event of a breach. The Loan’s principal and accrued interest shall be repaid in one payment on the due date.

Guarantees and collateral: (1) A first-degree floating charge in favor of the Lender, on all of the Company’s assets, rights, and property, of any kind and type, both existing and future (including, but not limited to, intellectual property), with the exception of all of the assets, rights, and property that were excluded in the Agreement. (2) A first-degree fixed charge on the Company’s intellectual property, equipment, and other fixed assets, with the exception of the equipment and assets that were excluded in the Agreement. (3) AIROBOTICS INC, an American subsidiary (100%) of the Company, shall guarantee the payment of the Company’s obligations and shall grant a charge in favor of the Lender on all of its existing and future assets, rights, and property.